BANK LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Secured loan [Abstract]
Schedule Of Long Term Borrowings [Table Text Block]
	2023	2022
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	95,319	148,002
Other borrowings	46,898	50,966
	142,217	198,968

Analysed between:

Current	18,578	33,330
Non-current portion	123,639	165,638
	142,217	198,968

Interest payable (included in bank loans)	1,102	1,752

Non-current bank loans and other borrowings are estimated to be payable as follows:

Within 2 to 5 years	101,555	138,809
After 5 years	22,084	26,829
	123,639	165,638